                                                     PRUDENTIAL ALLOCATION FUND
Portfolio of Investments as of July 31, 1995                BALANCED PORTFOLIO*
------------------------------------------------------------
------------------------------------------------------------

Shares           Description                              Value (Note 1)
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS--86.1%
COMMON STOCKS--55.0%
--------------------------------------------------------------------------
Aerospace/Defense--1.1%
    60,000   Boeing Co.                              $   4,020,000
   116,400   Gencorp, Inc.                               1,353,150
                                                     -------------
                                                         5,373,150
------------------------------------------------------------
Automotive--0.8%
   150,000   Ford Motor Co.                              4,331,250
------------------------------------------------------------
Chemicals--0.9%
   140,000   Agrium Inc. (Canada)                        4,869,964
------------------------------------------------------------
Computer & Related Equipment--9.5%
   135,000   Bay Networks*                               6,058,125
    80,000   Cisco Systems, Inc.*                        4,450,000
    50,000   Compaq Computer Corp.*                      2,537,500
   222,000   EMC Corp.*                                  5,078,250
   100,000   Intel Corp.                                 6,500,000
    85,000   Motorola, Inc.                              6,513,125
   172,500   Network Express, Inc.*                      3,212,812
   117,800   Quad Systems Corp.*                         1,060,200
   130,000   Seagate Technology*                         5,768,750
   160,000   Sun Microsystems, Inc.*                     7,700,000
                                                     -------------
                                                        48,878,762
------------------------------------------------------------
Consumer Products--0.6%
   158,500   Whitman Corp.                               3,090,750
------------------------------------------------------------
Containers & Packaging--0.7%
   160,000   Stone Container Corp.*                      3,460,000
------------------------------------------------------------
Drugs & Health Care--5.3%
   100,000   Columbia Healthcare Corp.                   4,900,000
   100,000   Forest Laboratories, Inc.*                  4,437,500
    35,000   Johnson & Johnson Co.                       2,511,250
   119,800   Physician Corp. of America*                 1,957,981
    70,000   St. Jude Medical, Inc.                  $   3,832,500
    50,100   Tenet Healthcare Corp.                        764,025
   133,800   U.S. HealthCare, Inc.                       4,231,425
   117,400   Ventritex, Inc.*                            1,871,063
    50,000   Zeneca Group PLC (United Kingdom)           2,668,750
                                                     -------------
                                                        27,174,494
------------------------------------------------------------
Electronics--5.4%
    25,300   ADT Ltd.*                                     303,600
    35,000   Applied Materials, Inc.*                    3,622,500
    77,000   Integrated Device Technology, Inc.*         4,822,125
    51,000   KLA Instruments Corp.*                      4,424,250
    60,000   Loral Corp.                                 3,360,000
    43,700   MEMC Electronic Materials, Inc.*            1,316,463
    98,400   Tencor Instruments*                         4,329,600
   185,500   VLSI Technology, Inc.*                      5,495,437
                                                     -------------
                                                        27,673,975
------------------------------------------------------------
Financial Services--6.5%
   138,800   Ahmanson (H.F.) & Co.                       3,105,650
    70,000   Citicorp                                    4,366,250
   124,500   Dean Witter Discover & Co.                  6,287,250
    60,900   Federal National Mortgage Association       5,701,762
    85,000   NationsBank Corp.                           4,770,625
    47,300   Republic New York Corp.                     2,648,800
   130,000   Salomon, Inc.                               4,793,750
   166,600   Western National Corp.                      1,978,375
                                                     -------------
                                                        33,652,462
------------------------------------------------------------
Home Improvements--1.2%
   115,000   Owens-Corning Fiberglass*                   4,513,750
   119,400   Ply Gem Industries, Inc.                    1,850,700
                                                     -------------
                                                         6,364,450
------------------------------------------------------------
Hotels & Leisure--0.6%
   144,700   Carnival Corp.                              3,273,838

--------------------------------------------------------------------------------
*See Note 8.
 See Notes to Financial Statements.

                                                     PRUDENTIAL ALLOCATION FUND
Portfolio of Investments as of July 31, 1995                BALANCED PORTFOLIO*
------------------------------------------------------------
------------------------------------------------------------

Shares           Description                     Value (Note 1)
--------------------------------------------------------------
Insurance--6.1%
    35,400   Berkley (W. R.) Corp.                   $   1,358,475
    26,900   Chubb Corp.                                 2,243,702
    57,300   Emphesys Financial Group, Inc.              1,640,213
   210,000   Equitable Cos., Inc.                        4,698,750
    90,000   Equitable of Iowa Cos.                      2,925,000
    75,800   PMI Group Inc.                              3,524,700
   163,600   SunAmerica, Inc.                            9,366,100
   119,400   Travelers Corp.                             5,656,575
                                                     -------------
                                                        31,413,515
------------------------------------------------------------
Machinery & Equipment--0.9%
    44,100   Regal Beloit Corp.                            904,050
   225,000   Smith International, Inc.*                  3,825,000
                                                     -------------
                                                         4,729,050
------------------------------------------------------------
Mining--0.7%
   300,000   Santa Fe Pacific Gold Corp.*                3,750,000
------------------------------------------------------------
Oil & Gas--3.3%
   106,200   Cabot Corp.                                 1,486,800
   148,000   Mesa, Inc.*                                   629,000
   187,300   Noble Drilling Corp.*                       1,217,450
   157,300   Oryx Energy Co.                             2,261,187
    44,700   Parker & Parsley Petroleum Co.                866,063
   143,600   Repsol S.A. (ADR) (Spain)                   4,792,650
    89,000   Seagull Energy Corp.*                       1,590,875
   222,000   YPF Sociedad Anonima (ADS)
               (Argentina)                               3,857,250
                                                     -------------
                                                        16,701,275
------------------------------------------------------------
Petroleum Services--2.2%
   230,000   BJ Services Corp.*                          5,721,250
    75,000   Exxon Corp.                                 5,437,500
                                                     -------------
                                                        11,158,750
Realty Investment Trust--0.3%
    92,200   Manufactured Home Community, Inc.       $   1,463,675
------------------------------------------------------------
Retail--1.0%
   152,700   Caldor Corp.*                               2,080,538
   106,000   Dillard Department Stores, Inc.             3,286,000
                                                     -------------
                                                         5,366,538
------------------------------------------------------------
Software--2.5%
   121,600   Baan Company N.V.* (Netherlands)            4,058,400
    60,000   Computer Associates International,
               Inc.                                      4,402,500
    50,000   Microsoft Corp.*                            4,525,000
                                                     -------------
                                                        12,985,900
------------------------------------------------------------
Steel & Metals--0.9%
   150,000   National Steel Corp.*                       2,400,000
    70,000   Trinity Industries, Inc.                    2,345,000
                                                     -------------
                                                         4,745,000
------------------------------------------------------------
Telecommunications--2.4%
    62,100   AirTouch Communications*                    1,956,150
   200,000   NEXTEL Communications, Inc.*                3,875,000
   152,800   Tele-Communications, Inc.*                  3,820,000
    75,000   Telefonos de Mexico, Series A (ADR)
               (Mexico)                                  2,475,000
                                                     -------------
                                                        12,126,150
------------------------------------------------------------
Textiles--1.0%
   220,000   Fruit of the Loom, Inc.*                    5,087,500
------------------------------------------------------------
Tobacco--1.1%
   200,000   RJR Nabisco Holdings Corp.                  5,525,000
                                                     -------------
             Total common stocks (cost
               $245,361,408)                           283,195,448

--------------------------------------------------------------------------------
                                             *See Note 8.
                                              See Notes to Financial Statements.
6

                                                     PRUDENTIAL ALLOCATION FUND
Portfolio of Investments as of July 31, 1995                BALANCED PORTFOLIO*
------------------------------------------------------------
------------------------------------------------------------

Moody's       Principal
Rating        Amount
(Unaudited)   (000)             Description                 Value (Note 1)
--------------------------------------------------------------------------
DEBT OBLIGATIONS--31.1%
CORPORATE BONDS--6.6%
------------------------------------------------------------
Electronics--0.4%
                       Westinghouse Electric Corp.,
Ba1           $  2,500    6.875%, 9/1/03               $  2,280,825
------------------------------------------------------------
Financial Services--2.3%
                          Associates Corp. of North
                            America,
Aa3                750    6.875%, 1/15/97                   756,172
Aa3                200    8.375%, 1/15/98, Sr. Note,        208,290
                          Financiera Energetica
                            Nacional (Columbia)
BBB-#              900    6.625%, 12/13/96                  893,250
                          First Union Corp., Sub.
                            Note,
A3               1,000    9.45%, 6/15/99                  1,082,240
                          Ford Motor Credit Co.,
A1               5,000    7.75%, 3/15/05                  5,212,800
                          Kansallis-Osake-Pankki
                            Bank, (Finland)
A3               1,000    6.125%, 5/15/98                   989,850
Ba1              1,000    8.65%, 12/29/49                 1,042,500
                          PT Alatief Freeport
                            Finance, Sr. Note,
                            (Netherlands)
Ba2              1,400    9.75%, 4/15/01                  1,414,000
                                                       ------------
                                                         11,599,102
------------------------------------------------------------
Food & Beverage--0.1%
                          Coca Cola Enterprises,
                            Inc.,
A3                 500    6.50%, 11/15/97                   502,995
------------------------------------------------------------
Media--0.3%
                          Grupo Televisa, Sa De
                            Euro, (MTN) (Mexico)
Ba2              1,400    10.00%, 11/9/97                 1,317,750
Oil & Gas--0.2%
                          Arkla, Inc., (MTN)
Ba1           $  1,000    9.30%, 1/15/98               $  1,038,270
------------------------------------------------------------
Petroleum Services--0.2%
                          Empresa De Petroleos,
                            (Columbia)
BBB-#            1,000    7.25%, 7/8/98                     980,000
------------------------------------------------------------
Retail--1.0%
                          K Mart Corp.,
Baa1             5,000    8.125%, 12/1/06                 5,084,650
------------------------------------------------------------
Shipping--0.2%
                          Compania SudAmericana
                            De Vapores, (Chile)
BBB-#            1,100    7.375%, 12/8/03                 1,039,500
------------------------------------------------------------
Tobacco--0.9%
                          RJR Nabisco, Inc.,
Baa3             5,000    7.625%, 9/15/03                 4,872,600
------------------------------------------------------------
Tourism/Resorts--1.0%
                          Royal Caribbean Cruises
                            Ltd.,
Baa3             5,000    8.25%, 4/1/05                   5,187,750
                                                       ------------
                          Total corporate bonds
                            (cost $33,379,339)           33,903,442
------------------------------------------------------------
SOVEREIGN BONDS--0.2%
------------------------------------------------------------
                          United Mexican States,
                            (Mexico)
Ba2              1,225    8.50%, 9/15/02
                            (cost $1,122,069)             1,022,875

--------------------------------------------------------------------------------
*See Note 8.
 See Notes to Financial Statements.

                                                     PRUDENTIAL ALLOCATION FUND
Portfolio of Investments as of July 31, 1995                BALANCED PORTFOLIO*
------------------------------------------------------------
------------------------------------------------------------

Moody's       Principal
Rating        Amount
(Unaudited)   (000)       Description          Value  (Note 1)
--------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--24.3%
                          United States Treasury
                            Bonds,
              $ 30,000    7.625%, 2/15/25              $ 32,901,600
                          United States Treasury
                            Notes,
                40,000    6.125%, 7/31/00                39,943,600
                20,000    6.50%, 5/15/05                 20,090,600
                30,100    7.50%, 2/15/05                 32,263,287
                                                       ------------
                          Total U. S. government
                            securities
                            (cost $124,551,018)         125,199,087
                                                       ------------
                          Total debt obligations
                            (cost $159,052,426)         160,125,404
                                                       ------------
                          Total long-term
                            investments (cost
                            $404,413,834)               443,320,852
                                                       ------------
------------------------------------------------------------
SHORT-TERM INVESTMENTS--12.6%
CORPORATE NOTES--0.9%
------------------------------------------------------------
                          Cemex S.A., (Mexico)
NR                 750    6.25%, 10/25/95                   765,000
                          Grupo Condumex S.A. de
                            C.V., (Mexico) (MTN)
NR                 400    6.25%, 7/27/96                    372,000
                          Union Bank Finland, Ltd.,
                            (Finland)
A2               2,600    5.25%, 6/15/96                  2,569,788
                          Westinghouse Credit Corp.,
                            (MTN)
Ba1           $    400    8.75%, 6/3/96                $    406,144
                          Westinghouse Electric
                            Corp.,
Ba1                450    8.70%, 6/20/96                    457,196
                                                       ------------
                          Total corporate notes
                            (cost $4,651,369)             4,570,128
------------------------------------------------------------
REPURCHASE AGREEMENT--11.7%
                60,491    Joint Repurchase Agreement
                            Account,
                            5.82%, 8/1/95, (Note 5)      60,491,000
                                                       ------------
                          Total short-term
                            investments (cost
                            $65,142,369)                 65,061,128
------------------------------------------------------------
Total Investments--98.7%
                          (cost $469,556,203; Note
                            4)                          508,381,980
                          Other assets in excess of
                            liabilities--1.3%             6,783,070
                                                       ------------
                          Net Assets--100%             $515,165,050
                                                       ------------
                                                       ------------

---------------
* Non-income producing security.
# S&P rating.
ADR--American Depository Receipt.
ADS--American Depository Shares.
MTN--Medium Term Note.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
                                             *See Note 8.
                                              See Notes to Financial Statements.
8

                                                     PRUDENTIAL ALLOCATION FUND
Statement of Assets and Liabilities                         BALANCED PORTFOLIO*
--------------------------------------------------------------------------------

Assets
                                  July 31, 1995
Investments, at value (cost
$469,556,203)................................................................
 ....      $508,381,980
Receivable for investments
sold.........................................................................
 .....        22,637,791
Receivable for Fund shares
sold.........................................................................
 .....         5,289,720
Dividends and interest
receivable...................................................................
 .........         3,431,481
Deferred
expenses.....................................................................
 .......................            10,579

                                    ------------
   Total
assets.......................................................................
 .......................       539,751,551

                                    ------------
Liabilities
Bank
overdraft....................................................................
 ...........................             8,566
Payable for investments
purchased....................................................................
 ........        23,092,390
Payable for Fund shares
reacquired...................................................................
 ........           656,792
Distribution fee
payable......................................................................
 ...............           356,645
Management fee
payable......................................................................
 .................           280,037
Accrued
expenses.....................................................................
 ........................           192,071

                                    ------------
   Total
liabilities..................................................................
 .......................        24,586,501

                                    ------------
Net
Assets.......................................................................
 ............................      $515,165,050

                                    ------------

                                    ------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.....................................................................
$    429,002
   Paid-in capital in excess of
par..........................................................................
     454,815,020

                                    ------------

                                     455,244,022
   Undistributed net investment
income.......................................................................
       1,914,605
   Accumulated net realized gain on
investments..............................................................
  19,180,646
   Net unrealized appreciation on
investments................................................................
    38,825,777

                                    ------------
Net Assets, July 31,
1995.........................................................................
 ...........      $515,165,050

                                    ------------

                                    ------------
Class A:
   Net asset value and redemption price per share
      ($119,828,557 / 9,951,069 shares of beneficial interest issued and
outstanding)........................            $12.04
   Maximum sales charge (5% of offering
price)...............................................................
     .63

                                    ------------
   Maximum offering price to
public..........................................................................
          $12.67

                                    ------------

                                    ------------
Class B:
   Net asset value, offering price and redemption price per share
      ($392,290,710 / 32,695,277 shares of beneficial interest issued and
outstanding).......................            $12.00

                                    ------------

                                    ------------
Class C:
   Net asset value, offering price and redemption price per share
      ($3,045,783 / 253,825 shares of beneficial interest issued and
outstanding)............................            $12.00

                                    ------------

                                    ------------

--------------------------------------------------------------------------------
*See Note 8.
 See Notes to Financial Statements.

PRUDENTIAL ALLOCATION FUND
BALANCED PORTFOLIO*
Statement of Operations
------------------------------------------------------------
------------------------------------------------------------

                                                   Year Ended
Net Investment Income                             July 31, 1995
Income
   Interest                                        $ 16,851,017
   Dividends (net of foreign withholding taxes
      of $67,443)..............................       3,714,618
                                                  -------------
      Total income.............................      20,565,635
                                                  -------------
Expenses
   Distribution fee--Class A...................         174,385
   Distribution fee--Class B...................       4,094,190
   Distribution fee--Class C...................           9,153
   Management fee..............................       3,120,574
   Transfer agent's fees and expenses..........         972,000
   Reports to shareholders.....................         264,000
   Custodian's fees and expenses...............         159,000
   Registration fees...........................          71,000
   Legal fees..................................          26,000
   Trustees' fees and expenses.................          22,300
   Audit fee and expenses......................          16,500
   Insurance...................................          13,700
   Miscellaneous...............................           6,282
                                                  -------------
      Total expenses...........................       8,949,084
                                                  -------------
Net investment income..........................      11,616,551
                                                  -------------
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on:
   Investment transactions.....................      24,868,871
   Foreign currency transactions...............         (13,031)
                                                  -------------
                                                     24,855,840
Net change in unrealized appreciation on
   investments.................................      21,889,387
                                                  -------------
Net gain on investments........................      46,745,227
                                                  -------------
Net Increase in Net Assets Resulting
from Operations................................    $ 58,361,778
                                                  -------------
                                                  -------------

PRUDENTIAL ALLOCATION FUND
BALANCED PORTFOLIO*
Statement of Changes in Net Assets

Increase (Decrease)                     Year Ended July 31,
in Net Assets                          1995             1994
Operations
   Net investment income.........  $  11,616,551    $  8,998,851
   Net realized gain on
      investments and foreign
      currency transactions......     24,855,840       8,854,437
   Net change in unrealized
      appreciation (depreciation)
      of investments.............     21,889,387     (13,575,563)
                                   -------------    ------------
   Net increase in net assets
      resulting from
      operations.................     58,361,778       4,277,725
                                   -------------    ------------
Net equalization credits
   (debits)......................       (108,882)      1,077,644
                                   -------------    ------------
Dividends and distributions (Note
   1)
   Dividends to shareholders from
      net investment income
      Class A....................     (2,234,935)       (970,829)
      Class B....................     (9,204,130)     (9,728,864)
      Class C....................        (21,646)             --
                                   -------------    ------------
                                     (11,460,711)    (10,699,693)
                                   -------------    ------------
   Distributions to shareholders
      from net realized gains on
      investment transactions
      Class A....................       (701,041)     (1,247,471)
      Class B....................     (7,720,336)    (16,812,829)
      Class C....................        (13,746)             --
                                   -------------    ------------
                                      (8,435,123)    (18,060,300)
                                   -------------    ------------
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      subscribed.................    177,082,017     216,417,990
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions..........     18,598,887      26,617,480
   Cost of shares reacquired.....   (201,993,090)    (80,947,022)
                                   -------------    ------------
   Net increase (decrease) in net
      assets from Fund shares
      transactions...............     (6,312,186)    162,088,448
                                   -------------    ------------
Total increase...................     32,044,876     138,683,824
Net Assets
Beginning of year................    483,120,174     344,436,350
                                   -------------    ------------
End of year......................  $ 515,165,050    $483,120,174
                                   -------------    ------------
                                   -------------    ------------

--------------------------------------------------------------------------------
                                             *See Note 8.
                                              See Notes to Financial Statements.
10

                                                     PRUDENTIAL ALLOCATION FUND
Portfolio of Investments as of July 31, 1995                 STRATEGY PORTFOLIO
------------------------------------------------------------
------------------------------------------------------------

Shares        Description                              Value (Note 1)
 -----------------------------------------------------------------
LONG-TERM INVESTMENTS--89.2%
COMMON STOCKS--60.1%
------------------------------------------------------------------
Aerospace/Defense--0.9%
    51,000   Boeing Co.                              $   3,417,000
------------------------------------------------------------
Automotive--1.1%
   140,000   Ford Motor Co.                              4,042,500
------------------------------------------------------------
Chemicals--1.3%
   130,000   Agrium Inc. (Canada)                        4,522,110
------------------------------------------------------------
Computer & Related Equipment--10.1%
   100,000   Bay Networks*                               4,487,500
    70,000   Cisco Systems, Inc.*                        3,893,750
    45,000   Compaq Computer Corp.*                      2,283,750
   164,000   EMC Corp.*                                  3,751,500
    75,000   Intel Corp.                                 4,875,000
    65,000   Motorola, Inc.                              4,980,625
   135,500   Network Express, Inc.*                      2,523,687
    94,200   Quad Systems Corp.*                           847,800
    72,000   Seagate Technology*                         3,195,000
   130,000   Sun Microsystems, Inc.*                     6,256,250
                                                     -------------
                                                        37,094,862
------------------------------------------------------------
Containers & Packaging--0.8%
   140,000   Stone Container Corp.*                      3,027,500
------------------------------------------------------------
Drugs & Health Care--6.3%
    86,000   Columbia Healthcare Corp.                   4,214,000
    90,000   Forest Laboratories, Inc.*                  3,993,750
    63,900   Health Care & Retirement Corp.*             2,044,800
    27,500   Johnson & Johnson Co.                       1,973,125
   102,100   Physician Corp. of America*                 1,668,697
    64,700   St. Jude Medical, Inc.                      3,542,325
    21,600   Tenet Healthcare Corp.                        329,400
   113,500   U.S. HealthCare, Inc.                   $   3,589,437
   102,900   Ventritex, Inc.*                            1,639,969
                                                     -------------
                                                        22,995,503
------------------------------------------------------------
Electronics--6.3%
    29,000   ADT Ltd.*                                     348,000
    25,000   Applied Materials, Inc.*                    2,587,500
    40,000   General Electric Co.                        2,360,000
    59,000   Integrated Device Technology, Inc.*         3,694,875
    40,000   KLA Instruments Corp.*                      3,470,000
    30,100   Loral Corp.                                 1,685,600
    34,100   MEMC Electronic Materials, Inc.*            1,027,262
    79,300   Tencor Instruments*                         3,489,200
   145,000   VLSI Technology, Inc.*                      4,295,625
                                                     -------------
                                                        22,958,062
------------------------------------------------------------
Financial Services--7.4%
   121,300   Ahmanson ( H.F.) & Co.                      2,714,088
    70,000   Citicorp                                    4,366,250
    88,300   Dean Witter Discover & Co.                  4,459,150
    54,100   Federal National Mortgage Assn.             5,065,112
    75,000   NationsBank Corp.                           4,209,375
    43,200   Republic New York Corp.                     2,419,200
   105,000   Salomon, Inc.                               3,871,875
                                                     -------------
                                                        27,105,050
------------------------------------------------------------
Home Improvements--0.9%
    65,000   Owens-Corning Fiberglass*                   2,551,250
    50,000   Ply Gem Industries, Inc.                      775,000
                                                     -------------
                                                         3,326,250
------------------------------------------------------------
Hotels & Leisure--1.1%
   179,800   Carnival Corp.                              4,067,975

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                          11

                                                     PRUDENTIAL ALLOCATION FUND
Portfolio of Investments as of July 31, 1995                 STRATEGY PORTFOLIO
------------------------------------------------------------
------------------------------------------------------------

Shares           Description                       Value (Note 1)
----------------------------------------------------------------
Information Services--0.5%
    59,900   American Business Information, Inc.*    $   1,849,413
------------------------------------------------------------
Insurance--5.7%
    10,200   Berkley (W. R.) Corp.                         391,425
    21,400   Chubb Corp.                                 1,784,953
   160,000   Equitable Cos., Inc.                        3,580,000
    65,700   PMI Group, Inc.                             3,055,050
   135,400   SunAmerica, Inc.                            7,751,650
    89,700   Travelers Corp.                             4,249,537
                                                     -------------
                                                        20,812,615
------------------------------------------------------------
Mining--1.0%
   300,000   Santa Fe Pacific Gold Corp.*                3,750,000
------------------------------------------------------------
Oil & Gas--2.7%
   105,900   Mesa, Inc.*                                   450,075
   159,000   Noble Drilling Corp.*                       1,033,500
   118,900   Repsol S.A. (ADR) (Spain)                   3,968,287
    52,400   Seagull Energy Corp.*                         936,650
   190,000   YPF Sociedad Anonima (ADS)
               (Argentina)                               3,301,250
                                                     -------------
                                                         9,689,762
------------------------------------------------------------
Petroleum Services--3.5%
   176,000   BJ Services Corp.*                          4,378,000
    70,000   Exxon Corp.                                 5,075,000
   200,000   Smith International, Inc.*                  3,400,000
                                                     -------------
                                                        12,853,000
------------------------------------------------------------
Realty Investment Trust--0.4%
    97,300   Manufactured Home Community, Inc.           1,544,638
Retail--1.3%
   132,100   Caldor Corp.*                           $   1,799,863
    93,000   Dillard Department Stores, Inc.             2,883,000
                                                     -------------
                                                         4,682,863
------------------------------------------------------------
Software--2.9%
    97,700   Baan Company* (Netherlands)                 3,260,738
    50,000   Computer Associates International,
               Inc.                                      3,668,750
    42,000   Microsoft Corp.*                            3,801,000
                                                     -------------
                                                        10,730,488
------------------------------------------------------------
Steel--1.2%
   150,000   National Steel Corp.*                       2,400,000
    60,000   Trinity Industries, Inc.                    2,010,000
                                                     -------------
                                                         4,410,000
------------------------------------------------------------
Telecommunications--2.3%
    58,500   AirTouch Communications*                    1,842,750
   150,000   NEXTEL Communications, Inc.*                2,906,250
    52,779   Tele-Communications, Inc.*                  1,319,475
    75,000   Telefonos de Mexico, Series A (ADR)
               (Mexico)                                  2,475,000
                                                     -------------
                                                         8,543,475
------------------------------------------------------------
Textiles--1.3%
   200,000   Fruit of the Loom, Inc.*                    4,625,000
------------------------------------------------------------
Tobacco--1.1%
   150,000   RJR Nabisco Holdings Corp.                  4,143,750
                                                     -------------
             Total common stocks (cost
               $185,945,464)                           220,191,816

--------------------------------------------------------------------------------
12                                            See Notes to Financial Statements.

                                                     PRUDENTIAL ALLOCATION FUND
Portfolio of Investments as of July 31, 1995                 STRATEGY PORTFOLIO
------------------------------------------------------------
------------------------------------------------------------

              Principal
         Principal
              Amount
              (000)      Description                 Value (Note 1)
---------------------------------------------------------------------
DEBT OBLIGATIONS--29.1%
SOVEREIGN BONDS--3.3%
                          Argentina Gov't. Bond,
                            (Argentina)
              $ 13,950    Zero Coupon, 9/1/97          $  6,856,188
                          German Government Bonds,
                            (Germany)
                 7,000    7.375%, 1/3/05                  5,259,382
                                                       ------------
                          Total (cost $12,277,470)       12,115,570
------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--25.8%
                          United States Treasury
                            Notes,
                43,000    7.50%, 2/15/05                 46,090,410
                          United States Treasury
                            Bonds,
                44,000    7.625%, 2/15/25                48,255,680
                                                       ------------
                          Total U.S. Government
                            Securities
                            (cost $94,448,437)           94,346,090
                                                       ------------
                          Total debt obligations
                            (cost $106,725,907)         106,461,660
                                                       ------------
                          Total long-term
                            investments
                            (cost $292,671,371)         326,653,476
                                                       ------------
------------------------------------------------------------
SHORT-TERM INVESTMENTS--11.8%
SOVEREIGN BONDS--0.6%
------------------------------------------------------------
                          Mexican Tesobonos,
                            (Mexico)
                 2,348    Zero Coupon, 12/7/95            2,274,643
REPURCHASE AGREEMENT--11.2%
                          Joint Repurchase
                            Agreement Account,
                            5.82%, 8/1/95, (Note 5)    $ 40,800,000
              $ 40,800
                                                       ------------
                          Total short-term
                            investments
                            (cost $43,078,628)           43,074,643
------------------------------------------------------------
Total Investments--101.0%
                          (cost $335,749,999; Note
                            4)                          369,728,119
                          Liabilities in excess of
                            other assets--(1.0%)         (3,644,178)
                                                       ------------
                          Net Assets--100%             $366,083,941
                                                       ------------
                                                       ------------

---------------
* Non-income producing security.
ADR--American Depository Receipt.
ADS--American Depository Share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                           13

                                                     PRUDENTIAL ALLOCATION FUND
Statement of Assets and Liabilities                          STRATEGY PORTFOLIO
--------------------------------------------------------------------------------

Assets
                                  July 31, 1995
Investments, at value (cost
$335,749,999)................................................................
 ....      $369,728,119
Cash.........................................................................
 ................................            34,950
Receivable for investments
sold.........................................................................
 .....        16,703,011
Dividends and interest
receivable...................................................................
 .........         3,379,850
Receivable for Fund shares
sold.........................................................................
 .....           219,527
Deferred expenses and other
assets.......................................................................
 ....            20,288

                                    ------------
    Total
assets.......................................................................
 ......................       390,085,745

                                    ------------
Liabilities
Payable for investments
purchased....................................................................
 ........        22,560,918
Payable for Fund shares
reacquired...................................................................
 ........           784,384
Distribution fee
payable......................................................................
 ...............           256,290
Management fee
payable......................................................................
 .................           202,682
Accrued
expenses.....................................................................
 ........................           197,530

                                    ------------
    Total
liabilities..................................................................
 ......................        24,001,804

                                    ------------
Net
Assets.......................................................................
 ............................      $366,083,941

                                    ------------

                                    ------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.....................................................................
$    294,618
   Paid-in capital in excess of
par..........................................................................
     315,051,415

                                    ------------

                                     315,346,033
   Undistributed net investment
income.......................................................................
       1,539,281
   Accumulated net realized gain on
investments..............................................................
  15,225,530
   Net unrealized appreciation on
investments................................................................
    33,973,097

                                    ------------
Net Assets, July 31,
1995.........................................................................
 ...........      $366,083,941

                                    ------------

                                    ------------
Class A:
   Net asset value and redemption price per share
      ($87,081,211 / 6,978,363 shares of beneficial interest issued and
outstanding).........................            $12.48
   Maximum sales charge (5.00% of offering
price)............................................................
  .66

                                    ------------
   Maximum offering price to
public..........................................................................
          $13.14

                                    ------------

                                    ------------
Class B:
   Net asset value, offering price and redemption price per share
      ($278,713,976 / 22,460,135 beneficial interest issued and
outstanding).................................            $12.41

                                    ------------

                                    ------------
Class C:
   Net asset value, offer price and redemption price per share
      ($288,754 / 23,269 shares of beneficial interest issued and
outstanding)...............................            $12.41

                                    ------------

                                    ------------

--------------------------------------------------------------------------------
14                                            See Notes to Financial Statements.

PRUDENTIAL ALLOCATION FUND
STRATEGY PORTFOLIO
Statement of Operations
------------------------------------------------------------
------------------------------------------------------------

                                                   Year Ended
Net Investment Income                             July 31, 1995
Income
   Interest....................................    $ 10,989,653
   Dividends (net of foreign withholding taxes
      of $58,427)..............................       3,814,245
                                                  -------------
    Total income...............................      14,803,898
                                                  -------------
Expenses
   Distribution fee--Class A...................         142,549
   Distribution fee--Class B...................       3,074,388
   Distribution fee--Class C...................           1,692
   Management fee..............................       2,370,080
   Transfer agent's fees and expenses..........       1,024,000
   Reports to shareholders.....................         222,000
   Custodian's fees and expenses...............         204,000
   Registration fees...........................          56,500
   Legal fees..................................          26,000
   Trustees' fees and expenses.................          22,300
   Audit fee and expenses......................          16,500
   Insurance expenses..........................          11,700
   Miscellaneous...............................             985
                                                  -------------
    Total expenses.............................       7,172,694
                                                  -------------
Net investment income..........................       7,631,204
                                                  -------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Net realized gain (loss) on:
   Investment transactions.....................      16,396,551
   Financial futures contracts.................      (1,010,688)
   Foreign currency transactions...............         326,751
                                                  -------------
                                                     15,712,614
                                                  -------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments.................................      20,549,622
   Financial futures contracts.................         467,750
   Foreign currency transactions...............        (348,855)
                                                  -------------
                                                     20,668,517
                                                  -------------
Net gain on investments........................      36,381,131
                                                  -------------
Net Increase in Net Assets Resulting from
Operations.....................................    $ 44,012,335
                                                  -------------
                                                  -------------


PRUDENTIAL ALLOCATION FUND
STRATEGY PORTFOLIO
Statement of Changes in Net Assets

Increase (Decrease)                     Year Ended July 31,
in Net Assets                          1995             1994
Operations
   Net investment income.........  $   7,631,204    $  7,171,844
   Net realized gain on
      investments................     15,712,614      14,878,620
   Net change in unrealized
      appreciation (depreciation)
      of investments.............     20,668,517     (13,682,115)
                                   -------------    ------------
   Net increase in net assets
      resulting from
      operations.................     44,012,335       8,368,349
                                   -------------    ------------
Net equalization credits
   (debits)......................       (274,536)         48,191
                                   -------------    ------------
Dividends and distributions (Note
   1)
   Dividends to shareholders from
      net investment income
      Class A....................     (1,553,405)       (549,810)
      Class B....................     (5,542,190)     (4,811,597)
      Class C....................         (3,515)             --
                                   -------------    ------------
                                      (7,099,110)     (5,361,407)
                                   -------------    ------------
   Distributions to shareholders
      from net realized gains on
      investment transactions
      Class A....................     (1,061,481)       (815,586)
      Class B....................     (9,845,692)    (10,082,411)
      Class C....................         (5,857)             --
                                   -------------    ------------
                                     (10,913,030)    (10,897,997)
                                   -------------    ------------
   Distributions to shareholders
      in excess of net investment
      income
      Class A....................             --         (40,192)
      Class B....................             --        (351,923)
      Class C....................             --              --
                                   -------------    ------------
                                              --        (392,115)
                                   -------------    ------------
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      subscribed.................     87,194,600      76,851,235
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions..........     17,309,043      15,914,742
   Cost of shares reacquired.....   (147,769,905)    (86,835,010)
                                   -------------    ------------
   Net increase (decrease) in net
      assets from Fund share
      transactions...............    (43,266,262)      5,930,967
                                   -------------    ------------
Total decrease...................    (17,540,603)     (2,304,012)
Net Assets
Beginning of year................    383,624,544     385,928,556
                                   -------------    ------------
End of year......................  $ 366,083,941    $383,624,544
                                   -------------    ------------
                                   -------------    ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                           15

Notes to Financial Statements                         PRUDENTIAL ALLOCATION FUND
--------------------------------------------------------------------------------
Prudential Allocation Fund, (the ``Fund'') is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on February 23, 1987 and consists of two series, the Balanced Portfolio* and the Strategy Portfolio. The investment objective of the Balanced Portfolio* is to achieve a high total investment return consistent with moderate risk by investing in a diversified portfolio of money market instruments, debt obligations and equity securities. The investment objective of the Strategy Portfolio is to achieve a high total investment return consistent with relatively higher risk than the Balanced Portfolio* through varying the proportions of investments in debt and equity securities, the quality and maturity of debt securities purchased and the price volatility and the type of issuer of equity securities purchased. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific country, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Securities Valuation: Any security for which the primary market is on an exchange (including NASDAQ National Market System equity securities) is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices quoted on such day. Corporate bonds (other than convertible debt securities) and U.S. Government and agency securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. Forward currency exchange contracts are valued at the current cost of offsetting the contract on the day of valuation. Options are valued at the mean between the most recently quoted bid and asked prices. Futures and options thereon are valued at their last sales price as of the close of the commodities exchange or board of trade.
Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
(i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange.
(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains on investment transactions.
Net realized gains on foreign currency transactions represent net foreign exchange gains from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.
--------------------------------------------------------------------------------
 16                                                                 *See Note
8.
Notes to Financial Statements                         PRUDENTIAL ALLOCATION FUND
--------------------------------------------------------------------------------
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of each series based upon the relative proportion of net assets at the beginning of the day of each class.
Equalization: The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of reacquisitions of Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Fund's shares. Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of each series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rates. Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and make distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of wash sales and foreign currency transactions.
Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the Statement of Position 93-2:
Determination, Disclosure, and Financial Statement Presentation of Income; Capital Gain, and Return of Capital Distributions by Investment Companies. For the year ended July 31, 1995, the Strategy Portfolio decreased undistributed net investment income and increased accumulated net realized gain on investments by $265,496. Net realized gains and net assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual Fund Management, Inc. (``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the services of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PMF is computed daily and payable monthly at an annual rate of .65 of 1% of the average daily net assets of each of the series.
The Fund has distribution agreements with Prudential Mutual Fund Distributors, Inc. (``PMFD''), which acts as the distributor of the Class A shares of the Fund, and with Prudential Securities Incorporated (``PSI''), which acts as distributor of the Class B and Class C shares of the Fund (collectively the ``Distributors''). The Fund compensates the Distributors for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the ``Class A, B and C Plans'') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. Pursuant to the Class A, B and C Plans, the Fund compensates the Distributors for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended July 31, 1995.
PMFD has advised the Fund that it has received approximately $440,000 ($254,000--Balanced Portfolio* and $186,000--Strategy Portfolio) in front-end sales charges resulting from sales of Class A shares during the
--------------------------------------------------------------------------------
*See Note 8.                                                                17

Notes to Financial Statements                         PRUDENTIAL ALLOCATION FUND
--------------------------------------------------------------------------------
year ended July 31, 1995. From these fees, PMFD paid such sales charges to dealers which in turn paid commissions to salespersons.
PSI advised the Fund that for the year ended July 31, 1995 it received approximately $1,677,500 ($963,500--Balanced Portfolio* and $714,000--Strategy Portfolio) in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders.
PMFD is a wholly-owned subsidiary of PMF. PSI, PIC and PMF are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-owned subsidiary of PMF, serves as the Fund's transfer agent. During the year ended July 31, 1995, the Fund incurred fees of approximately $1,396,000 ($711,000--Balanced Portfolio* and $685,000--Strategy Portfolio) for the services of PMFS. As of July 31, 1995, approximately $118,000 ($62,000--Balanced Portfolio* and $56,000--Strategy Portfolio) of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to non-affiliates.
For the year ended July 31, 1995, PSI received approximately $106,500 ($47,400--Balanced Portfolio* and $59,100--Strategy Portfolio) in brokerage commissions from portfolio transactions executed on behalf of the Fund.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended July 31, 1995, were as follows:

            Portfolio                 Purchases        Sales
----------------------------------  -------------  -------------
Balanced Portfolio*...............  $ 806,898,931  $ 800,641,319
Strategy Portfolio................  $ 576,378,735  $ 532,216,646

The cost basis of investments for federal income tax purposes as of July 31, 1995 was $469,592,939 and $335,765,352 for the Balanced Portfolio* and the Strategy Portfolio, respectively, and net and gross unrealized appreciation of investments for federal income tax purposes was as follows:

                                        Balanced       Strategy
                                       Portfolio*      Portfolio
                                      ------------    -----------
Gross unrealized appreciation......   $ 49,713,371    $39,725,210
Gross unrealized depreciation......    (10,924,330)    (5,762,443)
                                      ------------    -----------
Net unrealized appreciation........   $ 38,789,041    $33,962,767
                                      ------------    -----------
                                      ------------    -----------

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government or federal agency obligations. As of July 31, 1995, the Fund had a 12.7% (Balanced Portfolio*--7.6% and Strategy Portfolio--5.1%) undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $101,291,000 (Balanced Portfolio*--$60,491,000 and Strategy Portfolio--$40,800,000) in the principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor was as follows:
Bear, Stearns & Co., Inc., 5.82%, dated 7/31/95, in the principal amount of $265,000,000, repurchase price $265,042,842, due 8/1/95. The value of the collateral including accrued interest is $270,429,672.
CS First Boston Corp., 5.82%, dated 7/31/95, in the principal amount of $265,000,000, repurchase price $265,042,842, due 8/1/95. The value of the collateral including accrued interest is $270,382,812.
Smith Barney Inc., 5.82%, dated 7/31/95, in the principal amount of $265,000,000 repurchase price $265,042,842 due 8/1/95. The value of the collateral including accrued interest is $270,382,812.
------------------------------------------------------------
Note 6. Capital
Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A
--------------------------------------------------------------------------------
 18                                                                 *See Note
8.

Notes to Financial Statements                         PRUDENTIAL ALLOCATION FUND
--------------------------------------------------------------------------------
shares on a quarterly basis approximately seven years after purchase commencing in February 1995. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the fiscal years ended July 31, 1995 and 1994 were as follows:

                                                                 Balanced
Portfolio*:                   Strategy Portfolio:
                                                                        Class
A                               Class A

-------------------------------       -------------------------------
                Year Ended July 31, 1995                      Shares
  Amount             Shares             Amount
---------------------------------------------------------   -----------
-------------       -----------       -------------
Shares issued............................................     3,862,947
$  44,308,109         1,390,817       $  15,562,421
Shares issued in reinvestment of dividends and
  distributions..........................................       251,790
   2,763,092           226,669           2,532,533
Shares reacquired........................................    (3,252,889)
 (37,646,830)       (1,480,078)        (17,030,049)
                                                            -----------
-------------       -----------       -------------
Net increase in shares outstanding before conversion.....       861,848
   9,424,371           137,408           1,064,905
Shares issued upon conversion from Class B...............     5,717,102
  62,038,822         4,041,405          45,163,786
                                                            -----------
-------------       -----------       -------------
Net increase in shares outstanding.......................     6,578,950
$  71,463,193         4,178,813       $  46,228,691
                                                            -----------
-------------       -----------       -------------
                                                            -----------
-------------       -----------       -------------
                Year Ended July 31, 1994
---------------------------------------------------------
Shares issued............................................     1,936,121
$  22,068,844           954,118       $  11,209,754
Shares issued in reinvestment of dividends and
  distributions..........................................       185,818
   2,104,551           115,925           1,362,807
Shares reacquired........................................      (673,143)
  (7,607,829)         (693,445)         (8,199,850)
                                                            -----------
-------------       -----------       -------------
Net increase in shares outstanding.......................     1,448,796
$  16,565,566           376,598       $   4,372,711
                                                            -----------
-------------       -----------       -------------
                                                            -----------
-------------       -----------       -------------
                                                                        Class
B                               Class B

-------------------------------       -------------------------------
                Year Ended July 31, 1995                      Shares
  Amount             Shares             Amount
---------------------------------------------------------   -----------
-------------       -----------       -------------
Shares issued............................................     5,899,203
$  65,629,606         2,294,936       $  26,157,592
Shares issued in reinvestment of dividends and
  distributions..........................................     1,480,760
  15,800,410         1,357,022          14,767,213
Shares reacquired........................................    (9,125,344)
(100,071,801)       (7,554,633)        (85,523,598)
                                                            -----------
-------------       -----------       -------------
Net decrease in shares outstanding before conversion.....    (1,745,381)
 (18,641,785)       (3,902,675)        (44,598,793)
Shares reacquired upon conversion into Class A...........    (5,738,270)
 (62,038,822)       (4,066,519)        (45,163,786)
                                                            -----------
-------------       -----------       -------------
Net decrease in shares outstanding.......................    (7,483,651)
$ (80,680,607)       (7,969,194)      $ (89,762,579)
                                                            -----------
-------------       -----------       -------------
                                                            -----------
-------------       -----------       -------------

--------------------------------------------------------------------------------
*See Note 8.                                                                19

Notes to Financial Statements                         PRUDENTIAL ALLOCATION FUND
--------------------------------------------------------------------------------

                                                                 Balanced
Portfolio*:                   Strategy Portfolio:
                                                                        Class
B                               Class B

-------------------------------       -------------------------------
                Year Ended July 31, 1994                      Shares
  Amount             Shares             Amount
---------------------------------------------------------   -----------
-------------       -----------       -------------
Shares issued............................................    17,006,359
$ 194,349,146         5,564,589       $  65,641,481
Shares issued in reinvestment of dividends and
  distributions..........................................     2,171,273
  24,512,929         1,243,606          14,551,935
Shares reacquired........................................    (6,463,788)
 (73,339,193)       (6,693,142)        (78,635,160)
                                                            -----------
-------------       -----------       -------------
Net increase in shares outstanding.......................    12,713,844
$ 145,522,882           115,053       $   1,558,256
                                                            -----------
-------------       -----------       -------------
                                                            -----------
-------------       -----------       -------------
                                                                        Class
C                               Class C

-------------------------------       -------------------------------
          August 1, 1994* Through July 31, 1995               Shares
  Amount             Shares             Amount
---------------------------------------------------------   -----------
-------------       -----------       -------------
Shares issued............................................       442,652
$   5,105,480            26,928       $     310,801
Shares issued in reinvestment of dividends and
  distributions..........................................         3,269
      35,385               850               9,297
Shares reacquired........................................      (192,096)
  (2,235,637)           (4,509)            (52,472)
                                                            -----------
-------------       -----------       -------------
Net increase in shares outstanding.......................       253,825
$   2,905,228            23,269       $     267,626
                                                            -----------
-------------       -----------       -------------
                                                            -----------
-------------       -----------       -------------
---------------
  * Commencement of offering of Class C shares.

------------------------------------------------------------
Note 7. Dividends
On September 7, 1995, the Board of Trustees of the Fund declared a dividend from undistributed net investment income of $.0675 per share to Class A shareholders and $.0450 per share to Class B shareholders and Class C shareholders for the Balanced Portfolio* and a dividend from undistributed net investment income of $.0675 per share to Class A shareholders and $.0450 per share to Class B shareholders, and Class C shareholders for the Strategy Portfolio. All dividends are payable on September 15, 1995 to shareholders of record on September 12, 1995.
------------------------------------------------------------
Note 8. Subsequent Events
On May 3, 1995, the Board of Directors of the Prudential Allocation Fund has approved a name change for the Conservatively Managed Portfolio to the Balanced Portfolio. On September 6, 1995, the shareholders of the Prudential Incomevertible Fund approved the merger into the Balanced Portfolio. Both changes are effective September 29, 1995.
--------------------------------------------------------------------------------
 20                                                                 *See Note
8.

                                                      PRUDENTIAL ALLOCATION FUND
Financial Highlights                                         BALANCED PORTFOLIO*
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each of the years indicated:

                                                                          Class
A

-------------------------------------------------------
                                                                    Year Ended
July 31,

-------------------------------------------------------
                                                    1995        1994        1993
      1992        1991
                                                  --------     -------
-------     -------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............    $  11.12     $ 11.75     $
11.00     $ 10.73     $10.23
                                                  --------     -------
-------     -------     ------
Income from investment operations
Net investment income.........................         .34         .33
 .43         .44        .44
Net realized and unrealized gain (loss) on
   investment transactions....................        1.11        (.05)
1.16         .81        .73
                                                  --------     -------
-------     -------     ------
   Total from investment operations...........        1.45         .28
1.59        1.25       1.17
                                                  --------     -------
-------     -------     ------
Less distributions
Dividends from net investment income..........        (.33)       (.37)
(.37)       (.44)      (.44)
Distributions paid to shareholders from net
   realized gains on investment
   transactions...............................        (.20)       (.54)
(.47)       (.54)      (.23)
                                                  --------     -------
-------     -------     ------
   Total distributions........................        (.53)       (.91)
(.84)       (.98)      (.67)
                                                  --------     -------
-------     -------     ------
Net asset value, end of period................    $  12.04     $ 11.12     $
11.75     $ 11.00     $10.73
                                                  --------     -------
-------     -------     ------
                                                  --------     -------
-------     -------     ------
TOTAL RETURN(a):..............................       13.67%       2.39%
15.15%      12.29%     11.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................    $119,829     $37,512
$22,605     $10,944     $4,408
Average net assets (000)......................    $ 69,754     $29,875
$15,392     $ 7,103     $2,747
Ratios to average net assets:
   Expenses, including distribution fees......        1.22%       1.23%
1.17%       1.29%      1.38%
   Expenses, excluding distribution fees......        0.97%       1.00%
 .97%       1.09%      1.18%
   Net investment income......................        2.90%       2.84%
3.88%       3.97%      4.44%
Portfolio turnover rate.......................         201%        108%
 83%        105%       137%

---------------

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
*See Note 8.
 See Notes to Financial Statements.                                         21

                                                      PRUDENTIAL ALLOCATION FUND
Financial Highlights                                         BALANCED PORTFOLIO*
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each of the periods indicated:

Class B                                 Class C

------------------------------------------------------------     ---------

                                    August 1,

                                     1994(a)
                                                                      Year Ended
July 31,                           through

------------------------------------------------------------     July 31,
                                                    1995         1994
1993         1992         1991         1995
                                                  --------     --------
--------     --------     --------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........    $  11.09     $  11.72     $
10.98     $  10.71     $  10.22      $ 11.12
                                                  --------     --------
--------     --------     --------     ---------
Income from investment operations
Net investment income.........................         .26          .24
  .34          .35          .36          .21
Net realized and unrealized gain (loss) on
   investment transactions....................        1.10         (.05)
 1.16          .82          .73         1.12
                                                  --------     --------
--------     --------     --------     ---------
   Total from investment operations...........        1.36          .19
 1.50         1.17         1.09         1.33
                                                  --------     --------
--------     --------     --------     ---------
Less distributions
Dividends from net investment income..........        (.25)        (.28)
 (.29)        (.36)        (.37)        (.25)
Distributions paid to shareholders from net
   realized gains on investment
   transactions...............................        (.20)        (.54)
 (.47)        (.54)        (.23)        (.20)
                                                  --------     --------
--------     --------     --------     ---------
   Total distributions........................        (.45)        (.82)
 (.76)        (.90)        (.60)        (.45)
                                                  --------     --------
--------     --------     --------     ---------
Net asset value, end of period................    $  12.00     $  11.09     $
11.72     $  10.98     $  10.71      $ 12.00
                                                  --------     --------
--------     --------     --------     ---------
                                                  --------     --------
--------     --------     --------     ---------
TOTAL RETURN(d):..............................       12.79%        1.61%
14.27%       11.48%       11.13%       12.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............    $392,291     $445,609
$321,831     $225,995     $162,281      $ 3,046
Average net assets (000)......................    $409,419     $392,133
$267,340     $189,358     $149,907      $   920
Ratios to average net assets:(c)
   Expenses, including distribution fees......        1.97%        2.00%
 1.97%        2.09%        2.16%        2.04%(b)
   Expenses, excluding distribution fees......         .97%        1.00%
  .97%        1.09%        1.16%        1.04%(b)
   Net investment income......................        2.34%        2.08%
 3.04%        3.25%        3.55%        2.20%(b)
Portfolio turnover rate.......................         201%         108%
   83%         105%         137%         201%

---------------

 (a) Commencement of offering of Class C shares.
 (b) Annualized.
 (c) Because of the recent commencement of its offering, the ratios for the Class C shares are not necessarily comparable to that of Class A or B shares and are not necessarily indicative of future ratios.
 (d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
     Total returns for periods of less than a full year are not annualized.

--------------------------------------------------------------------------------
                                             *See Note 8.
22                                            See Notes to Financial Statements.

                                                      PRUDENTIAL ALLOCATION FUND
Financial Highlights                                          STRATEGY PORTFOLIO
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each of the years indicated:

                                                                          Class
A

-------------------------------------------------------
                                                                    Year Ended
July 31,

-------------------------------------------------------
                                                   1995        1994        1993
      1992        1991
                                                  -------     -------
-------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............    $ 11.60     $ 11.82     $
12.03     $ 11.45     $ 10.50
                                                  -------     -------
-------     -------     -------
Income from investment operations
Net investment income.........................        .38         .30
 .42         .35         .38
Net realized and unrealized gain on investment
   and foreign currency transactions..........       1.14         .05
 .70        1.02         .98
                                                  -------     -------
-------     -------     -------
   Total from investment operations...........       1.52         .35
1.12        1.37        1.36
                                                  -------     -------
-------     -------     -------
Less distributions
Dividends from net investment income..........       (.30)       (.22)
(.37)       (.37)       (.35)
Dividends in excess of net investment
   income.....................................         --        (.01)
--          --          --
Distributions paid to shareholders from net
   realized gains on investment and foreign
   currency transactions......................       (.34)       (.34)
(.96)       (.42)       (.06)
                                                  -------     -------
-------     -------     -------
   Total distributions........................       (.64)       (.57)
(1.33)       (.79)       (.41)
                                                  -------     -------
-------     -------     -------
Net asset value, end of year..................    $ 12.48     $ 11.60     $
11.82     $ 12.03     $ 11.45
                                                  -------     -------
-------     -------     -------
                                                  -------     -------
-------     -------     -------
TOTAL RETURN(a):..............................      13.95%       2.88%
10.02%      12.36%      13.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................    $87,081     $32,485
$28,641     $20,378     $10,765
Average net assets (000)......................    $57,020     $30,634
$24,216     $15,705     $ 6,694
Ratios to average net assets:
   Expenses, including distribution fees......       1.33%       1.26%
1.21%       1.26%       1.33%
   Expenses, excluding distribution fees......       1.08%       1.03%
1.01%       1.06%       1.13%
   Net investment income......................       3.34%       2.52%
3.61%       3.05%       3.89%
Portfolio turnover rate.......................        180%         96%
145%        241%        189%

---------------

 (a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                           23

                                                      PRUDENTIAL ALLOCATION FUND
Financial Highlights                                          STRATEGY PORTFOLIO
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each of the periods indicated:

Class B                                 Class C

------------------------------------------------------------     ---------

                                    August 1,

                                     1994(a)
                                                                      Year Ended
July 31,                           through

------------------------------------------------------------     July 31,
                                                    1995         1994
1993         1992         1991         1995
                                                  --------     --------
--------     --------     --------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........    $  11.54     $  11.79     $
12.01     $  11.43     $  10.49      $ 11.57
                                                  --------     --------
--------     --------     --------     ---------
Income from investment operations
Net investment income.........................         .20          .21
  .34          .26          .30          .25
Net realized and unrealized gain on investment
   and foreign currency transactions..........        1.22          .05
  .70         1.02          .97         1.14
                                                  --------     --------
--------     --------     --------     ---------
   Total from investment operations...........        1.42          .26
 1.04         1.28         1.27         1.39
                                                  --------     --------
--------     --------     --------     ---------
Less distributions
Dividends from net investment income..........        (.21)        (.16)
 (.30)        (.28)        (.27)        (.21)
Dividends in excess of net investment
   income.....................................          --         (.01)
   --           --           --           --
Distributions paid to shareholders from net
   realized gains on investment and foreign
   currency transactions......................        (.34)        (.34)
 (.96)        (.42)        (.06)        (.34)
                                                  --------     --------
--------     --------     --------     ---------
   Total distributions........................        (.55)        (.51)
(1.26)        (.70)        (.33)        (.55)
                                                  --------     --------
--------     --------     --------     ---------
Net asset value, end of period................    $  12.41     $  11.54     $
11.79     $  12.01     $  11.43      $ 12.41
                                                  --------     --------
--------     --------     --------     ---------
                                                  --------     --------
--------     --------     --------     ---------
TOTAL RETURN(d):..............................       13.05%        2.11%
 9.21%       11.53%       12.49%       12.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............    $278,714     $351,140
$357,287     $314,771     $219,983      $   289
Average net assets (000)......................    $307,439     $362,579
$339,225     $267,525     $190,913      $   170
Ratios to average net assets:(c)
   Expenses, including distribution fees......        2.08%        2.03%
 2.01%        2.06%        2.11%        2.10%(b)
   Expenses, excluding distribution fees......        1.08%        1.03%
 1.01%        1.06%        1.11%        1.10%(b)
   Net investment income......................        1.77%        1.77%
 2.79%        2.27%        2.95%        2.27%(b)
Portfolio turnover rate.......................         180%          96%
  145%         241%         189%         180%

---------------

(a)  Commencement of offering of Class C shares.
(b)  Annualized.
(c) Because of the recent commencement of its offering, the ratios for the Class C shares are not necessarily comparable to that of Class A or B shares and are not necessarily indicative of future ratios.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
     Total returns for periods of less than a full year are not annualized.

--------------------------------------------------------------------------------
 24                                           See Notes to Financial Statements.

Report of Independent Accountants                     PRUDENTIAL ALLOCATION FUND
--------------------------------------------------------------------------------
The Shareholders and Board of Trustees
Prudential Allocation Fund
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Prudential Allocation Fund (consisting of the Balanced Portfolio (formerly the Conservatively Managed Portfolio) and the Strategy Portfolio) as of July 31, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of July 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective portfolios constituting Prudential Allocation Fund as of July 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
September 7, 1995

Tax Information                                       PRUDENTIAL ALLOCATION FUND
--------------------------------------------------------------------------------
We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (July 31, 1995) as to the federal tax status of dividends and distributions paid by the Fund during such fiscal year. Accordingly, during its fiscal year ended July 31, 1995, the Fund paid aggregate dividends and distributions as follows:

                                                                Balanced
Portfolio*                    Strategy Portfolio

---------------------------------      ---------------------------------
                                                         Class A      Class B
    Class C      Class A      Class B      Class C
                                                         -------      -------
    -------      -------      -------      -------
            Dividends from ordinary income..........      $ .33        $ .25
     $ .25        $ .30        $ .21        $ .21
            Distributions from long-term capital
            gains...................................        .20          .20
       .20          .34          .34          .34

Dividends paid from long-term capital gains are taxable as such. We also wish to
advise you that 18.4%--Balanced Portfolio* and 46.0%--Strategy Portfolio of the dividends paid from ordinary income in the fiscal year ended July 31, 1995 qualified for the corporate dividends received deduction available to corporate taxpayers.
In January 1996, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the dividends and distributions received by you in calendar year 1995.
--------------------------------------------------------------------------------
*See Note 8.                                                                 25